ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2021
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

6. ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consists of the following:

	As of December 31,
	2020	2021
	RMB	RMB

	(in thousands)
New home transaction services	13,546,605	11,026,647
Existing home transaction services	699,673	365,961
Emerging and other services	59,499	83,615
Accounts receivable	14,305,777	11,476,223
Allowance for credit losses	(1,122,218)	(2,151,271)
Accounts receivable, net	13,183,559	9,324,952

The movements in the allowance for credit losses were as follows:

	For the Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB

	(in thousands)
Balance at the beginning of the year	(207,245)	(460,962)	(1,122,218)
Additions	(328,868)	(745,043)	(1,216,517)
Write‑offs	75,151	83,787	187,464
Balance at the end of the year	(460,962)	(1,122,218)	(2,151,271)